Intangible assets, net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
Note 4. Intangible assets, net
Finite-lived intangible assets:

	December 31, 2025	December 31, 2024

Original amounts:
Core technology	$77,880	$18,200
Trade name	—	3,900
Facility clearance	1,396	1,396
Customer relationship	10,890	543
Backlog	5,084	49
	95,250	24,088
Accumulated amortization:
Core technology	13,076	8,754
Trade name	—	3,900
Facility clearance	136	43
Customer relationship	241	70
Backlog	328	15
	13,781	12,782
Intangible assets, net
	$81,469	$11,306
a. Amortization expense amounted to $4,899, $3,349 and $3,347 for the years ended December 31, 2025, 2024 and 2023, respectively.

b. The expected future amortization expenses by year related to the intangible assets as of December 31, 2025 are as follows:

2026	$15,695
2027	12,555
2028	10,254
2029	9,214
2030	8,910
Thereafter	24,841
$81,469